Segment Disclosures - Revenue by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Revenue by Type [Line Items]
Revenues	$ 904	$ 932	$ 1,309
Enterprise Software and Services
Revenue by Type [Line Items]
Revenues	355	388	345
BlackBerry Technology Solutions
Revenue by Type [Line Items]
Revenues	204	163	151
Licensing, IP and Other
Revenue by Type [Line Items]
Revenues	286	196	126
Handheld Devices
Revenue by Type [Line Items]
Revenues	13	64	374
Service Access Fees
Revenue by Type [Line Items]
Revenues	$ 46	$ 121	$ 313